UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31st, 2006

Check here if Amendment [ ];              Amendment Number:
       This Amendment (Check only one):         [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      PETER CUNDILL & ASSOCIATES (BERMUDA) LTD.
                           15 Alton Hill
                           Southampton, SN01, Bermuda

Form 13F File Number:               28-05483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Lisa M. Pankratz
Title:        Vice President
Phone:        (604) 601-8324

Signature, Place, and Date of Signing:

     /s/ Lisa M. Pankratz         Vancouver, B.C. Canada       May 4, 2006
     ----------------------      ----------------------        -----------------
     [Signature]                 [City, State]                 [Date]


Report Type  (Check only one):

[ ]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Mackenzie Financial Corporation (Form 13F File Number 28-5178) with respect to securities held in Mackenzie Select Managers Fund, Mackenzie Select Managers Canada Fund, Mackenzie Select Managers Capital Class, Mackenzie Select Managers Canada Capital Class, Mackenzie Cundill Value Capital Class, Mackenzie Cundill American Capital Class, Mackenzie Cundill Canadian Security Capital Class, Mackenzie Select Managers International Capital Class, Mackenzie Symmetry Canadian Stock Capital Class, Mackenzie Symmentry Specialty Stock Capital Class, IG Mackenzie Select Managers Canada Fund, and IG Mackenzie Select Managers Canada Capital Class.

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                           1
                                                  -----------------------

Form 13F Information Table Entry Total:                     25
                                                  -----------------------

Form 13F Information Table Value Total:             $2,031,424 (x1,000)
                                                  -----------------------


List of Other Included Managers:

01 - Cundill Investment Research Ltd. (CIR)

                      PETER CUNDILL & ASSOCIATES (BERMUDA) LTD.

                            Name of Reporting Manager
                           Form 13F Information Table


Name of                Title of  CUSIP       Value     Shrs or      SH/PRN  Put/  Investment  Other     Voting   Authority
issuer                 class                 (x$1000)  prn amt              Call  discretion  managers  Sole       Shared    None


BCE INC                COM       05534B109    389,269  16,144,500     SH           SOLE                 16,144,500     0       0


BCE INC                COM       05534B109    100,167   4,155,700     SH           OTHER        01       4,155,700     0       0


BROOKFIELD ASSET
    MANAGEMENT INC     COM       10549P606     47,606     864,387     SH           SOLE                    864,387     0       0


CANADIAN NAT
   RES LTD            COM        136385101     69,842    1,256,000    SH           SOLE                  1,256,000     0       0


DIRECTV GROUP INC     COM        25459L106    168,807   10,279,500    SH           SOLE                 10,279,500     0       0


DIRECTV GROUP INC     COM        25459L106     64,764    3,949,000    SH           OTHER        01       3,949,000     0       0


FAIRFAX FINL
   HLDGS LTD         SUB VTG     303901102    204,693    1,922,585    SH           SOLE                  1,922,585     0       0


FAIRFAX FINL
   HLDGS LTD         SUB VTG     303901102     48,521      455,926    SH           OTHER        01         455,926     0       0


FOCUS ENHANCEMENTS
   INC                COM        344159108        665    1,000,000    SH           SOLE                  1,000,000     0       0


GRILL CONCEPTS INC    COM        398502203      1,059      317,066    SH           SOLE                    317,066     0       0


LIBERTY GLOBAL INC  COM SER A    530555101      1,945       95,003    SH           SOLE                     95,003     0       0


LIBERTY GLOBAL INC  COM SER A    530555101      6,969      340,449    SH           OTHER        01         340,449     0       0


LIBERTY GLOBAL INC  COM SER C    530555309      1,876       95,003    SH           SOLE                     95,003     0       0


LIBERTY GLOBAL INC  COM SER C    530555309      6,724      340,449    SH           OTHER        01         340,449     0       0


LIBERTY MEDIA         COM
    CORP NEW          SER A      530718105    240,538   28,268,460    SH           SOLE                 28,268,460     0       0


LIBERTY MEDIA         COM
    CORP NEW          SER A      530718105     58,938    7,178,791    SH           OTHER        01       7,178,791     0       0


MI DEVELOPMENTS
   INC                COM        55304X104    127,979    3,671,800    SH           SOLE                  3,671,800     0       0


NATUZZI S P A        ADR         63905A101      9,024    1,235,300    SH           SOLE                  1,235,300     0       0


NATUZZI S P A        ADR         63905A101      4,149      568,300    SH           OTHER        01         568,300     0       0


PFIZER INC           COM         717081103    205,906    8,258,300    SH           SOLE                  8,258,300     0       0


PFIZER INC           COM         717081103      5,373      215,600    SH           OTHER        01         215,600     0       0


QLT INC              COM         746927102     59,635    7,759,400    SH           SOLE                  7,759,400     0       0


SUN LIFE FINL INC    COM         866796105     57,821    1,359,200    SH           SOLE                  1,359,200     0       0


VERIZON
 COMMUNICATIONS INC  COM         92343V104    125,694    3,687,610    SH           SOLE                  3,687,610     0       0


VERIZON
 COMMUNICATIONS INC  COM         92343V104     23,417      667,431    SH           OTHER        01         667,431     0       0
